Offerings - Offering: 1	Feb. 03, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.00001 per share
Amount Registered | shares	24,354,311
Proposed Maximum Offering Price per Unit	29.00
Maximum Aggregate Offering Price	$ 706,275,019.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 97,536.58
Offering Note	Shares of Class A common stock, par value $0.00001 per share ("Class A Common Stock"), of Forgent Power Solutions, Inc. (the "Company") authorized for issuance under Forgent Power Solutions, Inc. 2026 Equity Incentive Plan. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers such indeterminate number of additional securities as may be issued to prevent dilution resulting from stock dividends, stock splits, recapitalization, or similar transactions. Pursuant to Rule 457(c) and 457(h)(1) of the Securities Act, the proposed maximum offering price per share and the proposed maximum aggregate offering price are estimated solely for the purpose of calculating the amount of the registration fee and are based on a price of $29.00 per share, which is the price per share of Class A common stock for the Registrant's initial public offering of Class A common stock pursuant to the Registrant's Registration Statement on Form S-1 (File No. 333-292632).